CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities:
Net income	$ 9,185	$ 56,495	$ 158,423
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	131,873	107,089	99,571
Amortization of deferred dry-docking costs	7,147	6,331	6,360
Amortization of loan fees	4,152	1,742	1,268
Stock compensation expense	487	510	0
Change in fair value of derivative instruments	(3,692)	(5,232)	(8,908)
Loss (Gain) on sale of vessels	3,860	0	(2,078)
Gain on extinguishment of debt, net	0	0	(3,208)
Vessels impairment charge	8,922	0	0
Payments for dry-docking	(12,532)	(11,606)	(8,368)
(Increase) Decrease in:
Receivables, net	8,573	(5,448)	(9,191)
Inventories	2,463	(4,346)	1,531
Prepaid insurance and other	265	(75)	638
Increase (Decrease) in:
Payables	(4,045)	23,399	(8,184)
Accrued liabilities	8,986	5,344	4,175
Unearned revenue	5,183	(3,849)	2,380
Net Cash provided by Operating Activities	170,827	170,354	234,409
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisitions	0	(109,557)	(156,581)
Vessel acquisitions and/or improvements	(293,347)	(466,518)	(60,934)
Proceeds from sale of vessels	51,550	0	42,761
Net Cash used in Investing Activities	(241,797)	(576,075)	(174,754)
Cash Flows from Financing Activities:
Proceeds from long-term debt	397,092	777,536	227,437
Financing costs	(3,177)	(6,420)	(2,543)
Payments of long-term debt	(400,053)	(411,587)	(242,367)
(Increase) Decrease in restricted cash	(2,914)	5,334	(2,996)
Sale of treasury stock, net	10,853	0	0
Proceeds from preferred stock issuance, net	111,029	0	81,784
Repurchase of Common Shares	0	(20,683)	0
Cash dividends	(39,874)	(40,358)	(33,401)
Net Cash provided by Financing Activities	72,956	303,822	27,914
Net increase (decrease) in cash and cash equivalents	1,986	(101,899)	87,569
Cash and cash equivalents at beginning of period	187,777	289,676	202,107
Cash and cash equivalents at end of period	189,763	187,777	289,676
Interest paid
Cash paid for interest, net of amounts capitalized	$ 56,580	$ 35,339	$ 29,564